General and administrative expenses (Tables)	6 Months Ended
Jun. 30, 2021
General And Administrative Expenses [Line Items]
Disclosure Of General And Administrative Expense Explanatory
Note 6

General and administrative expenses
For the quarter ended Year-to-date
USD million 30.6.21 31.3.21 30.6.20 30.6.21 30.6.20
Outsourcing costs 206 201 207 407 422
IT expenses 256 266 220 522 452
Consulting, legal and audit fees 130 99 156 229 310
Real estate and logistics costs 151 152 163 302 323
Market data services 105 102 101 206 199
Marketing & communication 52 42 36 94 76
Travel and entertainment 13 9 11 21 60
Litigation, regulatory & similar matters
1
63 9 2 72 8
Other
2
126 210 167 337 346
of which: UK and German bank levies (11) 41 3 30 17
Total general and administrative expenses 1,103 1,089 1,063 2,192 2,196
1 Reflects the net increase in / (release of) provisions for litigation, regulatory and similar matters recognized in the income statement. Refer to Note 14 for more information.

2 Includes charitable donations.